Leases (Lease Cost) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Amortization of right-of-use assets	$ 11	$ 12	$ 12
Interest on lease liabilities	0	1	3
Total finance lease cost	11	13	15
Operating lease cost	142	131	143
Short-term lease cost	40	26	42
Variable lease cost	51	58	63
Total lease cost	$ 244	$ 228	$ 263